Shareholders’ Equity - Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization (Details) - Business Combination [Member] - Ordinary Shares [Member]	12 Months Ended
Mar. 31, 2025 shares
Schedule of Ordinary Shares Issued Upon the Reverse Recapitalization [Line Items]
RFAC’s ordinary shares outstanding prior to Reverse Recapitalization	3,126,396
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of RFAC rights	1,149,998
Total shares issued upon the Reverse Recapitalization	6,276,394